Annual Fund Operating Expenses - (International Small Company Fund)	Mar. 24, 2022
(International Small Company Fund - Classes A, C, I and R6) | Class A
Prospectus [Line Items]
Management fee	0.80%	[1]
Distribution and service (Rule 12b-1) fees	0.30%
Other expenses	0.21%
Total annual fund operating expenses	1.31%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	1.30%
(International Small Company Fund - Classes A, C, I and R6) | Class C
Prospectus [Line Items]
Management fee	0.80%	[1]
Distribution and service (Rule 12b-1) fees	1.00%
Other expenses	0.21%
Total annual fund operating expenses	2.01%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	2.00%
(International Small Company Fund - Classes A, C, I and R6) | Class I
Prospectus [Line Items]
Management fee	0.80%	[1]
Distribution and service (Rule 12b-1) fees	none
Other expenses	0.21%
Total annual fund operating expenses	1.01%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	1.00%
(International Small Company Fund - Classes A, C, I and R6) | Class R6
Prospectus [Line Items]
Management fee	0.80%	[1]
Distribution and service (Rule 12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.91%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	0.90%
(International Small Company Fund - Classes R2, R4 and R5) | Class R2
Prospectus [Line Items]
Management fee	0.80%	[3]
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.25%
Additional other expenses	0.11%
Other expenses	0.36%	[4]
Total annual fund operating expenses	1.41%
Contractual expense reimbursement	(0.01%)	[5]
Total annual fund operating expenses after expense reimbursements	1.40%
(International Small Company Fund - Classes R2, R4 and R5) | Class R4
Prospectus [Line Items]
Management fee	0.80%	[3]
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.10%
Additional other expenses	0.11%
Other expenses	0.21%	[4]
Total annual fund operating expenses	1.26%
Contractual expense reimbursement	(0.01%)	[5]
Total annual fund operating expenses after expense reimbursements	1.25%
(International Small Company Fund - Classes R2, R4 and R5) | Class R5
Prospectus [Line Items]
Management fee	0.85%	[3]
Distribution and service (Rule 12b-1) fees	none
Service plan fee	0.05%
Additional other expenses	0.11%
Other expenses	0.16%	[4]
Total annual fund operating expenses	0.96%
Contractual expense reimbursement	(0.01%)	[5]
Total annual fund operating expenses after expense reimbursements	0.95%
(International Small Company Fund - Class NAV) | Class NAV
Prospectus [Line Items]
Management fee	0.80%	[6]
Other expenses	0.10%
Total annual fund operating expenses	0.90%
Contractual expense reimbursement	(0.01%)	[7]
Total annual fund operating expenses after expense reimbursements	0.89%

[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2022.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2022.
[4]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2, Class R4, and Class R5 shares.
[5]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2022.
[7]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.